Note 35 - Pledged Assets	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of pledged assets [text block]
35.	Pledged assets

The Group’s assets pledged as collateral were as follows:

	Book value
	As of December 31,
Pledged assets	2025	2024	Purpose
Restricted deposits (Refer to Note 7)	$5,298,442	$15,773,099	Performance guarantee deposit, and short-term borrowings.
Land (Refer to Note 12)	12,453,416	11,901,824	Long-term and short-term borrowings
Buildings and structures (Refer to Note 12)	2,191,269	2,164,594	Long-term and short-term borrowings
	$19,943,127	$29,839,517